Intangible Assets - Summary Of Future Amortization Expense Of The Intangible Assets (Detail) $ in Thousands	Jun. 27, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021 (excluding the twenty-six weeks ended June 27, 2021)	$ 7,131
2022	14,028
2023	13,866
2024	13,052
2025	$ 13,016